Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Properties (Details)	Jun. 30, 2026
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, Fixture and Other Equipment | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	2 years
Furniture, Fixture and Other Equipment | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years